RULE 497(J) CERTIFICATION

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of prospectus that would have been filed under Rule 497(c) with respect to Cavanal Hill Cash Management Fund, Cavanal Hill U.S. Treasury Fund, Cavanal Hill Tax-Free Money Market Fund, Cavanal Hill Balanced Fund, Cavanal Hill U.S. Large Cap Equity Fund, Cavanal Hill Bond Fund, Cavanal Hill Intermediate Bond Fund, Cavanal Hill Intermediate Tax-Free Bond Fund, and Cavanal Hill Short-Term Income Fund would not have differed from that contained in Post-Effective Amendment No. 46 filed on December 29, 2010 and effective on December 31, 2010 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 46 was filed electronically.

/s/ James L. Huntzinger*

James L. Huntzinger, President

* By Amy E. Newsome,
Attorney in Fact

December 29, 2010